SEGMENTED INFORMATION	3 Months Ended
Mar. 31, 2025
SEGMENTED INFORMATION

18. SEGMENTED INFORMATION

The Company reviews its segment reporting to ensure it reflects the operational structure of the Company and enables the Company's Chief Operating Decision Maker (the Company’s CEO) to review operating segment performance. We have determined that each producing mine represents an operating segment, of which there is one as of March 31, 2025.

The Company’s revenues for the three months ended March 31, 2025 of $18,836 (March 31, 2024 - $12,393) are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine, and is considered to be one single reportable operating segment.

On the consolidated statements of operations, the Company had revenue from the following product mixes:

	March 31, 2025	March 31, 2024
Silver	$6,900	$5,036
Copper	7,060	5,906
Gold	6,376	3,033
Penalties, treatment costs and refining charges	(1,500)	(1,582)
Total revenue from mining operations	$18,836	$12,393

For the three months ended March 31, 2025 and 2024, the Company had the following customers that accounted for total revenues as follows:

	March 31, 2025	March 31, 2024
Customer #1	$17,693	$8,596
Customer #2	1,143	13
Other customers	-	3,784
Total revenue from mining operations	$18,836	$12,393

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	March 31, 2025	December 31, 2024
Exploration and evaluation assets - Mexico	$51,099	$52,890
Exploration and evaluation assets - Canada	-	-
Total exploration and evaluation assets	$51,099	$52,890

	March 31, 2025	December 31, 2024
Plant, equipment, and mining properties - Mexico	$56,725	$53,400
Plant, equipment, and mining properties - Canada	378	401
Total plant, equipment, and mining properties	$57,103	$53,801